UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Class A exchangeable and Class B shareholders
Distributed Return of capital per share (in dollars per share)	$ 0.07	$ 0.14	$ 0.07	$ 0.14